Taxation on Ordinary Activities - Summary of Tax on Items Recognised Directly in Other Comprehensive Income (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Major components of tax expense (income) [abstract]
Current tax	£ (6)	£ (4)	£ (5)
Deferred tax	(106)	(110)	23
(Charged)/credited to other comprehensive income	£ (112)	£ (114)	£ 18